SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition (Details Narrative)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies - Revenue Recognition Details Narrative
Percentage of revenue from one licensee (Cisco Systems) out of total revenue (in percent)	77.00%	77.00%